Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes Additional Information [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%
Unrecognized tax positions that if recognized would impact the effective tax rate	$ 280	$ 274	$ 273
Interest recorded on unrecognized tax positions	5	$ 7	$ (25)
Unrecognized tax positions as a component of income taxes expense, accrued interest	40
Federal, state and foreign net operating loss carryforwards	2,300
Base year reserves included in retained earnings of acquired thrift institutions for which no deferred federal income tax liability has been recognized	102
Federal [Member]
Income Taxes Additional Information [Abstract]
Credit carryforwards	$ 2,300
Minimum [Member]
Income Taxes Additional Information [Abstract]
Federal, state and foreign net operating loss carryforwards expiration term	Dec. 31, 2021
Maximum [Member] | Federal [Member]
Income Taxes Additional Information [Abstract]
Credit carryforwards expiration term	Dec. 31, 2040